Annual Total Returns [BarChart] - Ariel Focus Fund - Investor Class	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	(5.21%)
Annual Return 2012	11.42%
Annual Return 2013	39.37%
Annual Return 2014	9.92%
Annual Return 2015	(15.39%)
Annual Return 2016	21.11%
Annual Return 2017	14.96%
Annual Return 2018	(13.28%)
Annual Return 2019	25.62%
Annual Return 2020	6.90%